Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Income and Share Data Used In Basic and Diluted EPS Computations

The following reflects the income and the share data used in the basic and diluted EPS computations:

	Years Ended December 31,
	2016	2015	2014
	(in thousands, except per share information)
Numerator:
Net income (loss), basic and diluted	$(37,157)	$126,230	$188,257
Denominator:
Weighted-average number of common shares outstanding, basic	21,167	21,145	21,722
Effect of share-based compensation awards	—	11	15
Weighted-average number of common shares outstanding, diluted	21,167	21,156	21,737
Earnings (loss) per share:
Basic	$(1.76)	$5.97	$8.67
Diluted	$(1.76)	$5.97	$8.66

Share Effects of Share-Based Compensation Awards Excluded from Computations of Diluted EPS

The following table presents the share effects of share-based compensation awards excluded from our computations of diluted EPS as their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2016	2015	2014
	(in thousands)
Share-based compensation awards	1,217	889	620